BORROWINGS - Currency Concentration of Total Borrowings (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 2,129	€ 2,391	€ 2,361
U.S. Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	1,055	1,602
Euro
Disclosure of detailed information about borrowings [line items]
Borrowings	1,048	757
Other currencies
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 26	€ 32